UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamon U.S. Investment Advisors Limited
Address: 3510-3515 Jardine House Connaught Place Central Hong Kong

13F File Number:  28-13658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edmond Wong
Title:     CFO
Phone:     852-2973-5315

Signature, Place, and Date of Signing:

      /s/  Edmond Wong     Hong Kong     19 Oct, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     4

Form13F Information Table Value Total:     $24,949 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

28-13658

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAIDU INC 	   	       SPON ADR REP A   056752108     6543    61200 SH       	SOLE                     0        0    61200
VISIONCHINA MEDIA INC          SPONS ADR        92833U103     8267  4517656 SH       	SOLE               	 0        0  4517656
FEIHE INTERNATIONAL INC        COM              31429Y103     3457   640160 SH       	SOLE                	 0        0   640160
FOCUS MEDIA HLDG LTD           SPON ADR         34415V109     6682   397953 SH          SOLE                     0        0   397953


